Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

Tel: (617) 437-2000
Fax: (617) 437-2111
www.us.deloitte.com

                                                          Deloitte & Touche logo

INDEPENDENT AUDITOR'S REPORT

Trustees and Investors
Dow Jones Islamic Market Index Portfolio

We have audited the accompanying statement of assets and liabilities of Dow Jones Islamic Market Index Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2001 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from July 1, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dow Jones Islamic Market Index Portfolio as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from July 1,1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 8, 2002

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2001

 Shares                                                                  Value
 ------                                                                  -----
            COMMON STOCK - 99.9%
            CANADA (0.4%)
            TECHNOLOGY
 11,852     Nortel Networks Corp.                                       $ 88,592
                                                                        --------
            FINLAND (1.9%)
            TECHNOLOGY
 17,535     Nokia Oyj Series 'A' ADR                                     430,134
                                                                        --------
            FRANCE (3.8%)
            ENERGY
 5,292      TotalFinaElf SA ADR                                          371,710
                                                                        --------
            HEALTHCARE
 2,457      Aventis SA ADR                                               174,447
 1,449      Sanofi-Synthelabo SA                                         108,069
                                                                        --------
                                                                         282,516
                                                                        --------
            NON-CYCLICALS
 1,184      L'Oreal SA                                                    85,249
                                                                        --------
            TECHNOLOGY
 4,262      Alcatel SA ADR                                                70,536
 1,878      STMicroelectronics NV                                         60,255
                                                                        --------
                                                                         130,791
                                                                        --------
            TOTAL FRANCE                                                 870,266
                                                                        --------
            GERMANY (2.0%)
            BASIC MATERIALS
 2,061      BASF AG                                                       76,765
 2,594      Bayer AG                                                      82,419
                                                                        --------
                                                                         159,184
                                                                        --------
            TECHNOLOGY
   701      SAP AG                                                        91,843
   633      Siemens AG                                                    42,168
 2,474      Siemens AG ADR                                               161,998
                                                                        --------
                                                                         296,009
                                                                        --------
            TOTAL GERMANY                                                455,193
                                                                        --------
            HONG KONG (0.6%)
            TELECOMMUNICATIONS
 7,384      China Mobile (Hong Kong), Ltd. ADR*                          129,072
                                                                        --------
            ITALY (1.2%)
            ENERGY
 2,003      ENI SpA                                                      124,106
                                                                        --------
            TELECOMMUNICATIONS
13,341      Telecom Italia Mobile SpA                                     74,447
   896      Telecom Italia SpA ADR                                        76,608
                                                                        --------
                                                                         151,055
                                                                        --------
            TOTAL ITALY                                                  275,161
                                                                        --------

                                                                     (continued)

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2001

 Shares                                                                  Value
 ------                                                                  -----
            JAPAN (4.2%)
            CYCLICALS
 7,571      Matsushita Electric Industrial Co., Ltd. ADR                $ 95,394
 6,458      Toyota Motor Corp. ADR                                       329,100
                                                                        --------
                                                                         424,494
                                                                        --------
            HEALTH CARE
 3,000      Takeda Chemical Industries, Ltd.                             135,791
                                                                        --------
            INDUSTRIALS
   670      Kyocera Corp. ADR                                             44,709
   900      Murata Manufacturing Co.                                      53,996
                                                                        --------
                                                                          98,705
                                                                        --------
            TECHNOLOGY
 2,975      Canon, Inc. ADR                                              104,304
   400      Rohm Co., Ltd.                                                51,935
                                                                        --------
                                                                         156,239
                                                                        --------
            TELECOMMUNICATIONS
    12      NTT DoCoMo, Inc.                                             141,058
                                                                        --------
                TOTAL JAPAN                                              956,287
                                                                        --------
            NETHERLANDS (2.9%)
            CYCLICALS
 2,427      Koninklijke Philips Electronics NV                            72,102
 2,382      Koninklijke Philips Electronics NV ADR                        69,340
                                                                        --------
                                                                         141,442
                                                                        --------
            ENERGY
 8,195      Royal Dutch Petroleum Co.                                    401,719
 2,177      Schlumberger, Ltd. NV                                        119,626
                                                                        --------
                                                                         521,345
                                                                        --------
            TOTAL NETHERLANDS                                            662,787
                                                                        --------
            SWITZERLAND (3.9%)
            HEALTH CARE
 4,964      Novartis AG                                                  179,443
 5,773      Novartis AG ADR                                              210,715
 2,642      Roche Holding AG                                             188,623
                                                                        --------
                                                                         578,781
                                                                        --------
            NON-CYCLICALS
 1,451      Nestle SA                                                    309,467
                                                                        --------
            TOTAL SWITZERLAND                                            888,248
                                                                        --------
            TAIWAN (0.5%)
            TECHNOLOGY
 6,551      Taiwan Semiconductor Manufacturing Co., Ltd. ADR*            112,481
                                                                        --------
            UNITED KINGDOM (10.5%)
            CYCLICALS
 5,837      Reuters Group, Plc.                                           57,706
                                                                        --------
            ENERGY
 14,318     BP, Plc. ADR                                                 665,930
  3,377     Shell Transport & Trading Co., Plc. ADR                      139,977
                                                                        --------
                                                                         805,907
                                                                        --------

                                                                     (continued)

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2001

 Shares                                                                  Value
 ------                                                                  -----
            HEALTHCARE
  6,243     Astrazeneca, Plc. ADR                                    $   290,924
 11,721     GlaxoSmithKline, Plc. ADR                                    583,940
                                                                     -----------
                                                                         874,864
                                                                     -----------
            TELECOMMUNICATIONS
  2,484     Vodafone Group, Plc.                                           6,491
 25,248     Vodafone Group, Plc. ADR                                     648,369
                                                                     -----------
                                                                         654,860
                                                                     -----------
            TOTAL UNITED KINGDOM                                       2,393,337
                                                                     -----------
            UNITED STATES (68.0%)
            BASIC MATERIALS
 3,254      ALCOA, Inc.                                                  115,680
 3,369      Dow Chemical Co.                                             113,805
 3,911      E.I. DuPont de Nemours & Co.                                 166,256
                                                                     -----------
                                                                         395,741
                                                                     -----------
            CYCLICALS
 8,671      Home Depot, Inc.                                             442,308
 2,564      Lowe's Companies, Inc.                                       118,996
 3,364      Target Corp.                                                 138,092
 3,726      Walgreen Co.                                                 125,417
                                                                     -----------
                                                                         824,813
                                                                     -----------
            ENERGY
 4,083      ChevronTexaco Corp.                                          365,878
25,890      Exxon Mobil Corp.                                          1,017,477
 1,805      Halliburton Co.                                               23,645
                                                                     -----------
                                                                       1,407,000
                                                                     -----------
            HEALTH CARE
 5,381      Abbott Laboratories                                          299,991
 4,862      American Home Products Corp.                                 298,332
 3,872      Amgen, Inc.*                                                 218,536
 2,150      Baxter International, Inc.                                   115,305
 7,188      Bristol-Myers Squibb Co.                                     366,588
 1,670      Cardinal Health, Inc.                                        107,982
 3,564      Eli Lilly & Co.                                              279,917
11,395      Johnson & Johnson                                            673,444
 4,488      Medtronic, Inc.                                              229,830
 8,463      Merck & Co., Inc.                                            497,624
23,525      Pfizer, Inc.                                                 937,471
 4,781      Pharmacia Corp.                                              203,910
 5,452      Schering-Plough Corp.                                        195,236
 1,139      UnitedHealth Group, Inc.                                      80,607
                                                                     -----------
                                                                       4,504,773
                                                                     -----------
            INDUSTRIALS
 2,278      Automatic Data Processing, Inc.                              134,174
 1,626      Electronic Data Systems Corp.                                111,462
 1,623      Emerson Electric Co.                                          92,673
 3,056      Honeywell International, Inc.                                103,354
 1,469      Minnesota Mining & Manufacturing Co.                         173,651
 7,462      Tyco International, Ltd.                                     439,512
 1,770      United Technologies Corp.                                    114,395
                                                                     -----------
                                                                       1,169,221
                                                                     -----------

                                                                     (continued)

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2001

 Shares                                                                  Value
 ------                                                                  -----
            NON-CYCLICALS
 8,512      Coca-Cola Co.                                            $   401,341
 2,055      Colgate-Palmolive Co.                                        118,676
 3,503      Gillette Co.                                                 117,000
 1,950      Kimberly-Clark Corp.                                         116,610
 6,497      PepsiCo, Inc.                                                316,339
 4,843      Procter & Gamble Co.                                         383,227
                                                                     -----------
                                                                       1,453,193
                                                                     -----------
           TECHNOLOGY
 3,033      Applied Materials, Inc.*                                     121,623
27,177      Cisco Systems, Inc.*                                         492,175
 6,110      Compaq Computer Corp.                                         59,634
 3,517      Corning, Inc.                                                 31,372
 8,585      Dell Computer Corp.*                                         233,340
 8,184      EMC Corp.*                                                   109,993
 6,067      Hewlett-Packard Co.                                          124,616
25,073      Intel Corp.                                                  788,546
 6,266      International Business Machines Corp.                        757,935
 4,389      JDS Uniphase Corp.*                                           38,316
12,843      Lucent Technologies, Inc.                                     80,782
 2,028      Micron Technology, Inc.*                                      62,868
17,094      Microsoft Corp.*                                           1,132,819
 8,228      Motorola, Inc.                                               123,585
15,869      Oracle Corp.                                                 219,151
 2,142      Palm, Inc.*                                                    8,311
 2,817      Qualcomm, Inc.*                                              142,259
12,196      Sun Microsystems, Inc.*                                      150,011
 1,406      Tellabs, Inc.*                                                21,034
 6,476      Texas Instruments, Inc.                                      181,328
 1,491      Veritas Software Corp.*                                       66,841
                                                                     -----------
                                                                       4,946,539
                                                                     -----------
            TELECOMMUNICATIONS
 6,937      BellSouth Corp.                                              264,646
12,570      SBC Communications, Inc.                                     492,367
 2,963      Sprint Corp. (FON Group)                                      59,497
                                                                     -----------
                                                                         816,510
                                                                     -----------
            TOTAL UNITED STATES                                       15,517,790
                                                                     -----------

TOTAL INVESTMENTS (identified cost $26,122,401) (a)     99.9%         22,779,348
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES           0.1              20,032
                                                       -----         -----------
NET ASSETS                                             100.0%        $22,799,380
                                                       -----         -----------
----------
*     non-income producing security.

(a) The aggregate cost for federal income tax purposes is $26,122,401, the aggregate gross unrealized appreciation is $668,935 and the aggregate gross unrealized depreciation is $4,011,988, resulting in net unrealized depreciation of $3,343,053.

      Glossary
      ADR - American Depositary Receipt

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001

ASSETS:
    Investments in securities, at value
      (identified cost $26,122,401) .............................    $22,779,348
    Receivables for:
    Investments sold ............................................        145,278
    Dividends ...................................................         14,509
                                                                     -----------
      Total Assets ..............................................     22,939,135
                                                                     -----------
LIABILITIES:
    Due to bank .................................................         72,632
    Payables for:
      Investments purchased .....................................          7,654
      Impure dividend payable ...................................         35,513
      Withholding taxes .........................................         17,024
      Expense payment fee .......................................          6,932
                                                                     -----------
      Total Liabilities .........................................        139,755
                                                                     -----------
NET ASSETS ......................................................    $22,799,380
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2001

NET INVESTMENT INCOME:
       Income:
           Dividends (net of withholding taxes of $88,050) .....    $   200,361
                                                                    -----------
                 Total Income ..................................        200,361
                                                                    -----------
       Expense:
           Expense payment fee .................................        113,840
           Administration fees .................................         20,000
           Impure dividend expense .............................         15,832
                                                                    -----------
                   Total Expenses ..............................        149,672
                                                                    -----------

       Net Investment Income ...................................         50,689
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS:
        Net realized loss on investments and
          foreign exchange transactions ........................     (3,344,801)
        Change in unrealized depreciation on investments .......     (1,568,084)
                                                                    -----------
                    Net Realized and Unrealized Loss ...........     (4,912,885)
                                                                    -----------
        Net Decrease in Net Assets Resulting from Operations ...    $(4,862,196)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

            DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
               STATEMENT OF CHANGES IN NET ASSETS

                                                               For the years ended December 31,
                                                               --------------------------------

                                                                   2001                2000
                                                               -----------          -----------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment income ..............................   $    50,689          $    43,789
        Net realized loss on investments and
           foreign exchange transactions ...................    (3,344,801)            (118,615)
        Net change in unrealized depreciation on investments
            and foreign currency translations ..............    (1,568,084)          (3,618,262)
                                                                ----------           ----------
            Net decrease in net assets resulting
              from operations ..............................    (4,862,196)          (3,693,088)
                                                                ----------           ----------
    Capital Transactions:
        Proceeds from contributions ........................     3,571,823           11,210,701
        Value of withdrawals ...............................      (122,390)            (120,418)
                                                                ----------           ----------
            Net increase in net assets resulting
               from capital transactions ...................     3,449,433           11,090,283
                                                                ----------           ----------
                 Total increase (decrease) in net assets ...    (1,412,763)           7,397,195
NET ASSETS:
    Beginning of year ......................................    24,212,143           16,814,948
                                                                ----------           ----------
    End of year ............................................   $22,799,380          $24,212,143
                                                               ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                    Selected per share data and ratios for a share outstanding throughout each period

                                                                                           For the period
                                                                                            July 1, 1999
                                                                                            (commencement
                                                       For the years ended December 31,   of operations) to
                                                       --------------------------------      December 31,
                                                            2001           2000                 1999
                                                          -------        -------              --------

Total Return(1) ...................................        (18.07)%       (17.59)%              12.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted) .....       $22,799        $24,212              $16,815
    Expenses as a percentage of average
         net assets(1)(2) .........................          0.57%          0.57%                0.57%(3)
    Ratio of net investment income to average
         net assets ...............................          0.22%          0.24%                0.37%(3)
    Portfolio turnover rate .......................           106%            43%                   7%

----------
(1)   Had the expense payment agreement not been in place, the ratio of expenses to average net assets would be as follows:

         Ratio of expenses to average net assets             1.85%          1.91%                1.66%(3)

(2)   Expense ratio does not include impure dividend expense.

(3)   Annualized

   The accompanying notes are an intergral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies. Dow Jones Islamic Market Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open end management investment company and was organized as a trust under the laws of the State of New York on March 5, 1999. The Portfolio commenced operations on July 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance ___ with procedures established by and under the general supervision of the Portfolio's Trustees.

      B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized ___ appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

      D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. Transactions with Affiliates.

      Investment Management and Advisory Fees. The Portfolio has an investment management agreement with Brown Brothers Harriman & Co. (the "Manager") and an investment advisory agreement with Wafra Investment Advisory Group, Inc. (the "Adviser"). The Manager and the Adviser jointly receive a fee from the Portfolio calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Portfolio's average daily net assets.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Portfolio's average daily net assets that are not in excess of $50 million and at an annual rate equivalent to 0.01% on the Portfolio's average daily net assets in excess of $50 million. The Administrator shall receive a minimum fee from the Portfolio of $20,000.

      Custody Fees. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. (the "Custodian") for which it pays a fee for custodial services as agreed to from time to time by the Trustee and the Custodian. This fee is calculated and paid monthly. Custody fees for the Portfolio were further reduced by $3,368 as a result of an offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate operating expenses will not exceed 0.57% of the Portfolio's average daily net assets. For the period, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $433,148 in expenses on behalf of the Portfolio, including $93,615 in investment management/advisory fees, and $138,549 in custody fees.

3. Investment Transactions. For the period, the cost of purchases and the proceeds of sales of investment securities were $28,441,158 and $24,804,844, respectively.

4. Impure Dividends. Dividends received by the Portfolio may be composed of an amount which is attributable, for Islamic Shari'ah purposes, to interest income. For the period, the Portfolio earned $15,832 of dividend income which is considered impure by the Dow Jones' Shari'ah Supervisory Board. Such amount is shown as an expense on the Portfolio's statement of operations.

        TRUSTEES AND OFFICERS OF DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                                   (unaudited)

Information about the Portfolio's Trustees appears below. Part B to the Registration Statement of Dow Jones Islamic Market Index Portfolio includes additional information about the Portfolio's Trustees and is available upon request without charge through your financial advisor.

-----------------------------------------------------------------------------------------------------------------------
                                       Term of                                        Number of
                                       Office*                                      Portfolios in
                    Position(s) Held  and Length                                     Fund Complex          Other
 Name, Address,    with Corporation/   of Time      Principal Occupation(s)         Overseen by        Directorships
     and Age          Portfolio        Served        During Past 5 Years              Trustee^       Held by Director
-----------------------------------------------------------------------------------------------------------------------
Richard L.         Trustee           Since March  Retired; Director of                   2           Trustee of
Carpenter (aged                      1999         Investments, Pennsylvania                          Islamic Global
68) - 10820 North                                 Public School Employees'                           Equity Fund;
La Quinta Drive,                                  Retirement System (until                           Director/Trustee
Tucson, AZ  85737                                 December 1997).                                    of BBH Funds (12)
-----------------------------------------------------------------------------------------------------------------------
Clifford A. Clark  Trustee           Since March  Retired.                               2           Trustee of
(aged 71) - 42                       1999                                                            Islamic Global
Clowes Drive,                                                                                        Equity Fund;
Falmouth, MA                                                                                         Director/Trustee
02540                                                                                                of BBH Funds (12)
-----------------------------------------------------------------------------------------------------------------------
J. Angus Ivory     Trustee           Since March  Retired; Director of Brown             2           Trustee of
(aged 69) -                          1999         Brothers Harriman Ltd.                             Islamic Global
Greenway Farm,                                    (subsidiary of Brown Brothers                      Equity Fund;
Tockenham,                                        Harriman & Co.) (until                             Director/Trustee
Swindon,                                          December 2001); Director of                        of BBH Funds (12)
Wiltshire, SN4                                    Old Daily Saddlery (1992 to
7PP England                                       present); Advisor, RAF Central
                                                  Fund (1992 to present).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                       Term of                                        Number of
                                       Office*                                      Portfolios in
                    Position(s) Held  and Length                                     Fund Complex          Other
 Name, Address,    with Corporation/   of Time      Principal Occupation(s)         Overseen by        Directorships
     and Age          Portfolio        Served        During Past 5 Years              Trustee^       Held by Director
-----------------------------------------------------------------------------------------------------------------------
Philip W.          President         Since March  Co-Chief Executive Officer of         N/A          N/A
Coolidge (aged                       1999         Signature Financial Group,
50) - 21 Milk                                     Inc. ("SFG"); President and
Street, 5th                                       Chief Executive Officer of
Floor, Boston,                                    Signature Broker-Dealer
MA  02109                                         Services, Inc. ("SBDS"), 59
                                                  Wall Street Administrators,
                                                  Inc. ("59 Wall Street
                                                  Administrators") and 59 Wall
                                                  Street Distributors, Inc.
                                                  ("59 Wall Street
                                                  Distributors"); President of
                                                  Islamic Global Equity Fund
                                                  (since November 2000) and all
                                                  registered investment
                                                  companies in BBH Fund complex
                                                  (currently 12).
-----------------------------------------------------------------------------------------------------------------------
Linwood C. Downs   Treasurer         Since March  President and Chief Operating         N/A          N/A
(aged 40) - 21                       1999         Officer of SFG; Treasurer of
Milk Street, 5th                                  SBDS, 59 Wall Street
Floor, Boston,                                    Administrators and 59 Wall
MA  02109                                         Street Distributors;
                                                  Treasurer of Islamic Global
                                                  Equity Fund (since November
                                                  2000) and all registered
                                                  investment companies in BBH
                                                  Fund complex (currently 12).
-----------------------------------------------------------------------------------------------------------------------
Christine D.       Secretary         Since        Vice President of SFG;                N/A          N/A
Dorsey (aged 31)                     February     Secretary of SBDS, 59 Wall
- 21 Milk Street,                    2001         Street Administrators and 59
5th Floor,                                        Wall Street Distributors;
Boston, MA  02109                                 Secretary (since February
                                                  2001) and Assistant Secretary
                                                  (December 1996 - February
                                                  2001) of all registered
                                                  investment companies in BBH
                                                  Fund complex (currently 12);
                                                  Secretary of Islamic Global
                                                  Equity Fund (since November
                                                  2000).
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                       Term of                                        Number of
                                       Office*                                      Portfolios in
                    Position(s) Held  and Length                                     Fund Complex          Other
 Name, Address,    with Corporation/   of Time      Principal Occupation(s)         Overseen by        Directorships
     and Age          Portfolio        Served        During Past 5 Years              Trustee^       Held by Director
-----------------------------------------------------------------------------------------------------------------------
Susan Jakuboski    Assistant         Since March  Assistant Treasurer,                  N/A          N/A
(aged 37) - 21     Treasurer and     1999         Assistant Secretary and Vice
Milk Street, 5th   Assistant                      President of Signature
Floor, Boston,     Secretary                      Financial Group (Cayman)
MA  02109                                         Limited; Vice President of
                                                  SFG; Assistant Treasurer and
                                                  Assistant Secretary of
                                                  Signature Broker-Dealer
                                                  Services, Inc., 59 Wall Street
                                                  Administrators and 59 Wall
                                                  Street Distributors; Assistant
                                                  Treasurer and Assistant
                                                  Secretary of Islamic Global
                                                  Equity Fund (since November
                                                  2000) and all registered
                                                  investment companies in BBH
                                                  Fund complex (currently 12).
-----------------------------------------------------------------------------------------------------------------------
Kate T. Alen       Assistant         Since        Vice President of SFG (since          N/A          N/A
(aged 42) - 21     Secretary         August 2001  February 2001); Assistant
Milk Street, 5th                                  Secretary (since August 2001)
Floor, Boston,                                    of all registered investment
MA  02109                                         companies in BBH Fund complex
                                                  (currently 12) and Islamic
                                                  Global Equity Fund; Associate,
                                                  Dechert (law firm) (September
                                                  1994 - February 2001).
-----------------------------------------------------------------------------------------------------------------------

* Each Trustee holds office until his successor has been duly elected and qualified, or until the Trustee sooner resigns, retires or is removed from office in accordance with the Portfolio's Declaration of Trust. Each officer of the Portfolio holds office until his or her successor has been duly elected and qualified, unless he or she sooner resigns or is removed from office in accordance with the Portfolio's By-Laws.

^ The Fund complex consists of the Dow Jones Islamic Market Index Portfolio and the Islamic Global Equity Fund (which had not commenced operations as of December 31, 2001).